Events After the Reporting Period (Details) - USD ($) $ in Millions	Sep. 16, 2026	Jul. 31, 2026	Jun. 30, 2026
Events After the Reporting Period [Line Items]
Additional amount drew from existing loan facility			$ 3.0
Existing credit facility	$ 6.5
Bottom of range [member]
Events After the Reporting Period [Line Items]
Existing credit facility	6.7
Top of range [member]
Events After the Reporting Period [Line Items]
Existing credit facility	$ 13.2
Ecobank Financing Facility [Member]
Events After the Reporting Period [Line Items]
Additional amount drew from existing loan facility		$ 5.0